Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (313.6)	€ (301.8)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(32.9)	(8.0)
Recognized in Statement of Profit or Loss	61.2	(18.0)
Recognized in Other Comprehensive Income	(23.8)	14.3	€ 12.3
Movement in foreign exchange	(0.2)	(0.1)
Closing balance	(309.3)	(313.6)	(301.8)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(6.7)	(6.3)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(2.2)	(1.3)
Recognized in Statement of Profit or Loss	(17.2)	1.0
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.6	(0.1)
Closing balance	(25.5)	(6.7)	(6.3)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(383.5)	(356.6)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(30.1)	(6.3)
Recognized in Statement of Profit or Loss	64.5	(20.6)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	(349.1)	(383.5)	(356.6)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	48.0	39.8
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0	0.0
Recognized in Statement of Profit or Loss	(1.2)	0.0
Recognized in Other Comprehensive Income	(10.2)	8.3
Movement in foreign exchange	(0.2)	(0.1)
Closing balance	36.4	48.0	39.8
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	24.6	20.7
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0	0.0
Recognized in Statement of Profit or Loss	15.8	3.9
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	40.4	24.6	20.7
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	9.2	2.9
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	0.0	0.0
Recognized in Statement of Profit or Loss	(0.3)	0.3
Recognized in Other Comprehensive Income	(13.6)	6.0
Movement in foreign exchange	(0.6)	0.0
Closing balance	(5.3)	9.2	2.9
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(5.2)	(2.3)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations	(0.6)	(0.4)
Recognized in Statement of Profit or Loss	(0.4)	(2.6)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.1
Closing balance	€ (6.2)	€ (5.2)	€ (2.3)